Cover Page	12 Months Ended
Dec. 31, 2022 shares
Entity Addresses [Line Items]
Document Type	40-F/A
Document Registration Statement	false
Document Annual Report	true
Document Period End Date	Dec. 31, 2022
Current Fiscal Year End Date	--12-31
Entity File Number	001-40889
Entity Registrant Name	TRICON RESIDENTIAL INC.
Entity Incorporation, State or Country Code	Z4
Entity Primary SIC Number	6510
Entity Address, Address Line One	7 St. Thomas Street
Entity Address, Address Line Two	Suite 801
Entity Address, City or Town	Toronto
Entity Address, State or Province	ON
Entity Address, Postal Zip Code	M5S 2B7
City Area Code	416
Local Phone Number	925-7228
Title of 12(b) Security	Common Shares, no par value
Trading Symbol	TCN
Security Exchange Name	NYSE
Annual Information Form	true
Audited Annual Financial Statements	true
Entity Common Stock, Shares Outstanding (in shares)	273,464,780
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Emerging Growth Company	false
ICFR Auditor Attestation Flag	true
Amendment Description	This Amendment No. 1 (this “Amendment”) amends the Annual Report on Form 40-F of Tricon Residential Inc., which was filed with the U.S. Securities and Exchange Commission (the “Commission”) on March 1, 2023 (the “Original Annual Report”). This Amendment is being filed solely in order to file (i) an amended Exhibit 99.2, Management’s Discussion and Analysis for the year ended December 31, 2022, and (ii) an amended Exhibit 99.3, Consolidated Financial Statements for the years ended December 31, 2022 and 2021. In addition, pursuant to the rules of the Commission, this Amendment also contains (i) new certifications required by required by Rule 13a-14(a) or Rule 15d-14(a), pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 (ii) new certifications required by 18 U.S.C. Section 1350, as enacted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and (iii) a new consent from the Company’s auditor, PricewaterhouseCoopers LLP.Other than as expressly set forth herein, this Amendment does not, and does not purport to, amend, update, or restate the information in any item of the Original Annual Report or reflect any events occurring after the filing of the Original Annual Report. Accordingly, this Amendment should be read in conjunction with the Original Annual Report.
Entity Central Index Key	0001584425
Amendment Flag	true
Document Fiscal Year Focus	2023
Document Fiscal Period Focus	FY
Business Contact
Entity Addresses [Line Items]
Entity Address, Address Line One	1180 Avenue of the Americas
Entity Address, Address Line Two	Suite 210
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10036-8401
City Area Code	800
Local Phone Number	927-9800
Contact Personnel Name	Corporation Service Company